ADDITIONAL INFORMATION - RECONCILIATION OF US GAAP TO IFRS (Schedule of Reconciliation of US GAAP TO IFRS) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Current assets, US GAAP	$ 874,332	$ 697,998
Current assets, Adjustments
Current assets, IFRS	874,332	697,998
Property and equipment, net, US GAAP	635,124	616,686
Property and equipment, net, Adjustments
Property and equipment, net, IFRS	635,124	616,686
Long term assets, US GAAP	164,183	65,200
Long term assets, Adjustments	(7,000)	(7,000)
Long term assets, IFRS	157,183	58,200
TOTAL ASSETS	1,673,639	1,379,884
Total assets, Adjustments	(7,000)	(7,000)
Total assets, IFRS	1,666,639	1,372,884
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities, US GAAP	302,373	247,115
Current liabilities, Adjustments
Current liabilities, IFRS	302,373	247,115
Long-term liabilities, US GAAP	341,560	450,155
Long-term liabilities, Adjustments	(1,152)	(1,323)
Long-term liabilities, IFRS	340,408	448,832
TOTAL LIABILITIES	643,933	697,270
Total liabilities, Adjustments	(1,152)	(1,323)
Total liabilities, IFRS	642,781	695,947
TOTAL EQUITY	1,029,706	682,614	$ 385,586	$ 195,561
TOTAL SHAREHOLDERS' EQUITY, Adjustments	(5,848)	(5,677)
TOTAL SHAREHOLDERS' EQUITY, IFRS	1,023,858	676,937
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	1,673,639	1,379,884
Total liabilities and shareholders' equity, Adjustments	(7,000)	(7,000)
Total liabilities and shareholders' equity, IFRS	1,666,639	1,372,884
Reconciliation of Condensed Statement of Operations from US GAAP to IFRS
Profit before income tax and excluding other financing expense, net, US GAAP	219,842
Profit before income tax and excluding other financing expense, net, Adjustments	(531)
Profit before income tax and excluding other financing expense, net, IFRS	219,311
INTEREST EXPENSES, NET, US GAAP	(7,840)	(11,857)	(13,179)
INTEREST EXPENSES, NET, Adjustments
INTEREST EXPENSES, NET, IFRS	(7,840)
Other financing expense, net, US GAAP	(7,607)	(12,492)	(109,930)
Other financing expense, net, Adjustments	52
Other financing expense, net, IFRS	(7,555)
Other income, net, US GAAP	(2,627)	9,322	(190)
Other income, net, Adjustments
Other income, net, IFRS	(2,627)
Profit before income tax expense, US GAAP	201,768	210,598	(41,405)
Profit before income tax expense, Adjustments	(479)	(50)
Profit before income tax expense, IFRS	201,289	210,548
Income tax benefit, US GAAP	99,888	(1,432)	12,278
Income tax benefit, Adjustments
Income tax benefit, IFRS	99,888	(1,432)
NET PROFIT (LOSS)	301,656	209,166	(29,127)
Profit for the period, Adjustments	(479)	(50)
Profit for the period, IFRS	301,177	209,116
Net income attributable to the non-controlling interest, US GAAP	(3,645)	(5,242)	(520)
Net income attributable to the non-controlling interest, Adjustments
Net income attributable to the non-controlling interest, IFRS	(3,645)	(5,242)
Net profit attributable to the company	298,011	203,924	(29,647)
Net profit attributable to the company, Adjustments	(479)	(50)
Net profit in accordance with IFRS	297,532	203,874	43,373
Reconciliation of Net Profit (Loss) from US GAAP to IFRS
Net profit (loss) in accordance with US GAAP	298,011	203,924	(29,647)
Financial instruments	52	143	73,770
Pension plans	(308)	(206)	(705)
Termination benefits	(223)	13	(45)
Net profit in accordance with IFRS	297,532	203,874	43,373
Reconciliation of Shareholders' Equity from US GAAP to IFRS
Shareholders' equity in accordance with US GAAP	1,029,706	682,614	385,586	$ 195,561
Financial instruments	(185)	(237)	(380)
Termination benefits	1,337	1,560	1,502
Goodwill	(7,000)	(7,000)	$ (7,000)
Shareholders' equity in accordance with IFRS	1,023,858	676,937
Reconciliation of Goodwill from US GAAP to IFRS
Goodwill in accordance with US GAAP	7,000	7,000
Goodwill	(7,000)	(7,000)
Goodwill in accordance with IFRS
Reconciliation of Short-Term Debt and Current Maturities of Loans and Debentures from US GAAP to IFRS
Short-term debt and current maturities of loans and debentures in accordance with US GAAP	105,958	48,084
Financial instruments	185
Short-term debt and current maturities of loans and debentures in accordance with IFRS	106,143	48,084
Reconciliation of Long-Term Debentures from US GAAP to IFRS
Long term debentures in accordance with US GAAP	128,368	162,981
Financial instruments		237
Long term debentures in accordance with IFRS	128,368	163,218
Reconciliation of Long-Term Employee Related Liabilities from US GAAP to IFRS
Long-term employee related liabilities in accordance with US GAAP	14,662	14,176
Termination benefits	(1,337)	(1,560)
Long-term employee related liabilities in accordance with IFRS	$ 13,325	$ 12,616